Segment Reporting - Schedule of Segment Performance (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Segments [Line Items]
Other income	$ 391,669	$ 800,257
Interest income	248,500	6,477
Total income	4,560,064	3,985,659
Segment net loss before tax	(28,098,747)	(31,047,824)
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Other income	19,305	25,323
Total income	19,305	25,323
Segment net loss before tax	(17,571,042)	(11,847,299)
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Other income	372,364	774,934
Total income	4,292,259	3,953,859
Segment net loss before tax	(4,753,017)	(4,626,905)
Unallocated
Disclosure Of Operating Segments [Line Items]
Interest income	248,500	6,477
Total income	248,500	6,477
Segment net loss before tax	(5,774,688)	(14,573,620)
Hardware sales
Disclosure Of Operating Segments [Line Items]
Segment revenue	1,411,867	1,260,621
Hardware sales | Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	1,411,867	1,260,621
Consulting sales
Disclosure Of Operating Segments [Line Items]
Segment revenue	2,508,028	1,918,304
Consulting sales | Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	$ 2,508,028	$ 1,918,304